Taxation - Additional information (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax Expenses
Net tax paid		£ 495	£ 342	£ 496
Applicable tax rate		23.60%	23.30%	22.30%
Deferred tax credit on changes in tax rates		£ 3	£ 8	£ 14
Average effective tax rate		22.80%	18.10%	18.50%
Income not taxable and expenses not deductible, research and development		£ 13	£ 15	£ 16
Income not taxable and expenses not deductible, revaluation of put and call option		0	7	19
Change in recognition and measurement of deferred tax, effect of tax rate increase			8
Tax charge on actuarial movements on defined benefit		43	48	£ (39)
Uncertain tax provisions		239	£ 228
United Kingdom
Disclosure Of Income Tax Expenses
Applicable tax rate	25.00%		19.00%
Income tax charge reflecting the revaluation of pension defined benefit due to tax rate changes		£ 2	£ (13)
Netherlands
Disclosure Of Income Tax Expenses
Applicable tax rate		25.80%	25.00%
Change in recognition and measurement of deferred tax, loss recognition rule changes			£ 15